NATIONWIDE VARIABLE INSURANCE TRUST
American Funds NVIT Asset Allocation Fund

Supplement dated July 12, 2018
to the Summary Prospectus dated April 30, 2018

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Summary Prospectus.

Effective immediately, the Summary Prospectus is amended as follows:

1.	The table under the section entitled "Portfolio Managers" on page 5 of the Summary Prospectus is hereby deleted in its entirety and replaced with the following:

Portfolio Manager	Title	Length of Service
Alan N. Berro	Partner – Capital World Investors, a division of Capital Research	Since 2000
Jeffrey T. Lager	Partner – Capital International Investors, a division of Capital Research	Since 2007
James R. Mulally	Partner – Capital Fixed Income Investors, a division of Capital Research	Since 2006
David A. Daigle	Partner – Capital Fixed Income Investors, a division of Capital Research	Since 2009
John R. Queen	Partner – Capital Fixed Income Investors, a division of Capital Research	Since 2016
Peter Eliot	Partner – Capital International Investors, a division of Capital Research	Since 2016
Jin Lee	Partner – Capital World Investors, a division of Capital Research	Since 2018

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